Reclamation and closure cost obligations - Schedule of reclamation and closure cost obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	$ 160.2	$ 119.2
Reclamation expenditures	(4.0)	(9.8)
Unwinding of discount	3.2	2.2
Revisions to expected cash flows	(30.1)	48.4
Foreign exchange movement	(8.1)	0.2
Ending Balance	121.2	160.2
Less: current portion of closure costs	(1.7)	(5.6)
Non-current portion of closure costs	119.5	154.6
Rainy River
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	109.4	81.4
Reclamation expenditures	(1.7)	(3.6)
Unwinding of discount	2.3	1.6
Revisions to expected cash flows	(16.6)	30.0
Foreign exchange movement	(5.8)	0.0
Ending Balance	87.6	109.4
Less: current portion of closure costs	(0.4)	(4.2)
Non-current portion of closure costs	87.2	105.2
New Afton
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	49.3	34.2
Reclamation expenditures	0.0	0.0
Unwinding of discount	0.9	0.6
Revisions to expected cash flows	(15.6)	14.2
Foreign exchange movement	(2.3)	0.3
Ending Balance	32.3	49.3
Less: current portion of closure costs	0.0	0.0
Non-current portion of closure costs	32.3	49.3
Cerro San Pedro
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	1.5	3.6
Reclamation expenditures	(2.3)	(6.2)
Unwinding of discount	0.0	0.0
Revisions to expected cash flows	2.1	4.2
Foreign exchange movement	0.0	(0.1)
Ending Balance	1.3	1.5
Less: current portion of closure costs	(1.3)	(1.4)
Non-current portion of closure costs	$ 0.0	$ 0.1